Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended					3 Months Ended			3 Months Ended		1 Months Ended
	Nov. 30, 2011	Aug. 31, 2011	Sep. 30, 2009	Jul. 31, 2009 complaint	May 31, 2007	Sep. 30, 2009	Jul. 24, 2009 Property	Jun. 29, 2009 subsidiary tenant	Dec. 31, 2011 Sunrise	Aug. 31, 2010 Senior housing Sunrise Property	Oct. 31, 2010 Senior housing Emeritus Y extensionoption lease Property
Legal Proceedings
Damages sought in Ventas litigation					$ 300
Verdict returned in favor of Ventas, compensatory damages			102
Provision for litigation expense						102
Payment of litigation expenses		102
Loss contingency, additional litigation provision	125								125
Number of tenants who filed complaints against Sunrise								3
Number of Sunrise subsidiaries								3
Number of filed complaints moved to District Court				1
Number of communities with filed complaints moved to District Court							4
Number of communities subject to dispute							64
Number of communities, right to terminate management contracts										27
Number of communities owned by the Company										75
Number of remaining communities leased after termination on management contracts										48
Termination of management contracts, amount Company agreed to pay										50
Termination of management contracts, working capital received by Company										9
Initial indirect leasing costs, capitalized cost of termination rights										41
Number of triple-net master leases with Emeritus											2
Number of properties leased with Emeritus Corporation											27
Fixed lease term of properties leased to Emeritus Corporation (in years)											15
Number of extension options with Emeritus Corporation											2
Term of Emeritus Corporation extension options (in years)											10
Termination of leases with tenants, payment by Company											$ 2